Balance Sheet Components - Schedule of Deferred Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Revenue Arrangement [Line Items]
Deferred revenue, current portion	$ 120,912	$ 105,718
Deferred revenue, non-current portion	28,848	25,050
Total Deferred revenue	$ 149,760	$ 130,768